Note 14 - Earnings (Loss) Per Common Share	12 Months Ended
Dec. 31, 2016
Notes to Financial Statements
Earnings Per Share [Text Block]
14.	Earnings/(Loss) Per Common Share:

All shares issued (including non-vested shares issued under the Company’s stock incentive plans) are the Company's common stock and have equal rights to vote and participate in dividends and in undistributed earnings. Non-vested shares do not have a contractual obligation to share in the losses. Dividends declared during the period for non-vested common stock as well as undistributed earnings allocated to non-vested stock are deducted from net income attributable to common shareholders for the purpose of the computation of basic earnings per share in accordance with two
-class method as required by relevant guidance.

For purposes of calculating diluted earnings per share the denominator of the diluted earnings per share calculation includes:

•	any incremental shares assumed issued under the treasury stock method weighted for the period the non-vested shares were outstanding,
•	the potential dilution that could occur if warrants to issue common stock (see Note 12) were exercised, to the extent that they are dilutive, using the treasury stock method,
•	the potential dilution that could occur if Series B convertible preferred shares were converted (see Note
21),
using the if-converted method weighted for the period the Series B convertible preferred shares were outstanding, and
•	any shares granted and vested but not issued up to the reporting date.

The components of the calculation of basic and diluted earnings per share for the years ended
December
2014,
2015
and
2016
are as follows:

	Year Ended December 31,
	2014	2015	2016
Income:
Net income/(loss)	2,896	(8,507)	1,052
Less: Deemed dividend for beneficial conversion feature of Series B convertible preferred stock	-	-	(1,403)
Net income/(loss) attributable to common shareholders	2,896	(8,507)	(351)

Earnings per share:
Weighted average common shares outstanding, basic	1,295,811	2,019,235	4,028,101

Effect of dilutive securities:
Warrants	278,533	-	-
Series B convertible preferred stock	-	-	-
Weighted average common shares outstanding, diluted	1,574,344	2,019,235	4,028,101

Basic earnings/(loss) per share	2.23	(4.21)	(0.09)
Diluted earnings/(loss) per share	1.84	(4.21)	(0.09)

The following table summarizes
the
securities that
were
excluded from
the diluted per share
calculation
because
the effect of including these potential shares was
antidilutive
even though the exercise price could be less than the average market price of the common shares
.

	Year Ended December 31,
	2014	2015	2016
Warrants	-	-	1,041,337
Series B convertible preferred stock	-	-	102,310
Non- Vested shares	2,103		-
Potentially dilutive securities	2,103		1,143,647